Investment and Return - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents held by central finance companies	€ 1,000
Percentage of cash and cash equivalents held by central finance companies	31.00%
Cash and cash equivalents held with foreign subsidiaries	€ 2,300
Percentage of cash and cash equivalents held with foreign subsidiaries	69.00%
Cash and cash equivalents held with foreign subsidiaries for general use by wider business	€ 206	€ 240	€ 284
Description of collateral held as security	To reduce this risk, Unilever has concentrated its main activities with a limited number of counter-parties which have secure credit ratings. Individual risk limits are set for each counter-party based on financial position, credit rating and past experience. Credit limits and concentration of exposures are actively monitored by the Group’s treasury department. Netting agreements are also put in place with Unilever’s principal counter-parties. In the case of a default, these arrangements would allow Unilever to net assets and liabilities across transactions with that counter-party. To further reduce the Group’s credit exposures on derivative financial instruments, Unilever has collateral agreements with Unilever’s principal counter-parties in relation to derivative financial instruments.
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	€ 6	3
Cash [Member]
Disclosure of cash and cash equivalents [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	6	0
Bond Securities [Member]
Disclosure of cash and cash equivalents [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	€ 0	€ 3